SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended
	Jan. 11, 2024	Jan. 09, 2024	Dec. 13, 2023	Nov. 09, 2023	Nov. 30, 2023	Aug. 25, 2023	Jan. 23, 2024	Dec. 02, 2023	Oct. 31, 2023	Oct. 31, 2022
Subsequent Event [Line Items]
Preferred stock, shares authorized									10,000,000	10,000,000
Preferred stock, par value									$ 0.0001	$ 0.0001
Preferred stock shares issued									475,000	5,000,000
Common stock par value									$ 0.001	$ 0.001
Mr. Richard Jordan [Member]
Subsequent Event [Line Items]
Shares to be sold						475,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount	$ 539,000	$ 589,092
Interest rate	12.00%				12.00%
Maturity date					May 31, 2025
Common stock par value	$ 0.0003				$ 0.0003
Number of common stock purchased	163,333,333				142,424,186
Monthly payment								$ 10,000
Line of credit outstanding principal amount		489,439
Accrued interest		$ 113,000
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Monthly payment								$ 15,000
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized			8,750,000
Preferred stock, par value			$ 3.00
Dividend rate			2.00%
Conversion percentage			87.50%
Subsequent Event [Member] | Series C Preferred Stock [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Preferred stock shares issued			8,750,000
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized			1,250,000
Preferred stock, par value			$ 1.00
Dividend rate			2.00%		2.00%
Conversion percentage			12.50%
Shares Issued					1,000,000
Principal amount					$ 470,000
Subsequent Event [Member] | Series D Preferred Stock [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Preferred stock shares issued			1,000,000
Warrant exercise price			$ 0.0003
Shares Issued			142,424,186
Principal amount			$ 470,000
Subsequent Event [Member] | Mr. Richard Jordan [Member]
Subsequent Event [Line Items]
Shares to be sold				140,000
Subsequent Event [Member] | Everett Dickson [Member] | Series D Preferred Stock [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Preferred stock shares issued			250,000
Shares surrendering			4,525,000
Subsequent Event [Member] | Desmond Partners LLC [Member]
Subsequent Event [Line Items]
Shares Issued							500,000